Note 15 - Fair Value Measurements - Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt securities available-for-sale	$ 116,053,000	$ 118,439,000
Marketable equity securities	268,000	322,000
Fair Value, Recurring [Member]
Debt securities available-for-sale	116,053,000	118,439,000
Marketable equity securities	268,000	322,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	2,202,000	3,441,000
Marketable equity securities	268,000	322,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	113,851,000	114,998,000
Marketable equity securities	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0
Marketable equity securities	0	0
US Treasury Securities [Member]
Debt securities available-for-sale	2,202,000	3,441,000
US Treasury Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	2,202,000	3,441,000
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	2,202,000	3,441,000
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	0	0
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0
US Government Agencies Debt Securities [Member]
Debt securities available-for-sale	25,449,000	22,112,000
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	25,449,000	22,112,000
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	25,449,000	22,112,000
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0
Taxable Municipal Notes [Member]
Debt securities available-for-sale	5,631,000	7,188,000
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	5,631,000	7,188,000
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	5,631,000	7,188,000
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0
Nontaxable Municipal Notes [Member]
Debt securities available-for-sale	51,796,000	56,168,000
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	51,796,000	56,168,000
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	51,796,000	56,168,000
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	27,098,000	24,819,000
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	27,098,000	24,819,000
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0
Corporate Debt Securities [Member]
Debt securities available-for-sale	3,877,000	4,711,000
Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	3,877,000	4,711,000
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	3,877,000	4,711,000
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	$ 0	$ 0